Schedule I-Condensed Financial Information - STATEMENTS OF CASH FLOWS and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	$ 310,301	¥ 2,133,472	¥ 1,892,433	¥ 1,992,767
Adjustments to reconcile net income to net cash by operating activities:
Share of loss of equity method investees	6,836	46,999	22,280	71,489
Share-based compensation expenses	97,623	671,210	667,098	475,653
Amortization of debt issuance cost			5,950	35,824
Changes in operating assets and liabilities:
Deferred income	21,865	150,335	26,554	55,549
Net cash generated from operating activities	835,684	5,745,748	981,251	2,831,413
Cash flows from investing activities:
Net cash used in investing activities	(973,575)	(6,693,812)	(2,032,606)	(1,669,002)
Cash flows from financing activities:
Repurchase of ordinary shares				(193,619)
Proceeds from issuance of ordinary shares upon exercise of share options	574	3,947	5,969	5,747
Partial redemption of convertible senior notes			(21,697)
Proceeds from issuance of ordinary shares to new investors			5,610,337
Net cash (used in) provided by financing activities	85,371	586,968	7,169,824	(393,128)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	25,828	177,576	(6,054)	15,910
Net increase (decrease) in cash, cash equivalents and restricted cash	(26,692)	(183,520)	6,112,415	785,193
Cash, cash equivalents and restricted cash at beginning of the period	1,486,727	10,221,992	4,109,577	3,324,384
Cash, cash equivalents and restricted cash at end of the period	1,460,035	10,038,472	10,221,992	4,109,577
Consolidated VIEs and VIEs' subsidiaries
Cash flows from operating activities:
Net income		(3,531,460)	(3,784,932)	230,954
Changes in operating assets and liabilities:
Net cash generated from operating activities		(294,853)	(801,931)	(1,192,894)
Cash flows from investing activities:
Net cash used in investing activities		(48,162)	1,435,001	626,798
Cash flows from financing activities:
Net cash (used in) provided by financing activities		(17,698)	1,144,728	(108,779)
Restriction on dividend distribution
Dividend paid to the Company		0	0	0
Parent company
Cash flows from operating activities:
Net income	309,620	2,128,787	1,949,655	2,036,817
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(413,526)	(2,843,198)	(2,644,958)	(2,677,396)
Share of loss of equity method investees	(239)	(1,642)	21,319	65,492
Share-based compensation expenses	97,623	671,210	667,098	475,653
Amortization of debt issuance cost			5,950	35,824
Changes in operating assets and liabilities:
Investment in subsidiaries and VIEs	25,652	176,370
Accrued expenses and other current liabilities	(1,472)	(10,115)	53,870	23,924
Deferred income			(44,109)	35,688
Net cash generated from operating activities	17,658	121,412	8,825	(3,998)
Cash flows from investing activities:
Amounts due from (to) subsidiaries and VIEs	(65,794)	(452,366)	(5,277,028)	192,523
Net cash used in investing activities	(65,794)	(452,366)	(5,277,028)	192,523
Cash flows from financing activities:
Repurchase of ordinary shares				(193,619)
Proceeds from issuance of ordinary shares upon exercise of share options	574	3,947	5,969	5,747
Partial redemption of convertible senior notes			(21,697)
Proceeds from issuance of ordinary shares to new investors			5,610,337
Net cash (used in) provided by financing activities	574	3,947	5,594,609	(187,872)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(13)	(95)	(44)	44
Net increase (decrease) in cash, cash equivalents and restricted cash	(47,575)	(327,102)	326,362	697
Cash, cash equivalents and restricted cash at beginning of the period	47,606	327,314	952	255
Cash, cash equivalents and restricted cash at end of the period	$ 31	212	327,314	952
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		6,637,007
Cash dividend declared and paid to the Company		0	0	0
Group's subsidiaries
Restriction on dividend distribution
Dividend paid to the Company		¥ 0	¥ 0	¥ 0